Fidelity (logo) Investments®|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	245 Summer Street Boston MA 02210 617 563 7000
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	January 30, 2015

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

Re:	Fidelity Advisor Series I (the trust):

Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Series Equity Growth Fund
Fidelity Advisor Series Growth Opportunities Fund
Fidelity Advisor Series Small Cap Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Stock Selector Mid Cap Fund
Fidelity Advisor Value Strategies Fund (the funds)

File Nos. 002-84776 and 811-03785

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Very truly yours,

/s/ Scott C. Goebel
Scott C. Goebel
Secretary of the Trust